Tradr 2X Long APP Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$70,943,725
TOTAL NET ASSETS — 100.0%	$70,943,725

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	AppLovin Corporation - Class A	Receive	5.40% (OBFR01* + 175bps)	At Maturity	5/27/2026	$18,811,742	$-	$24,845,581
TD Cowen	AppLovin Corporation - Class A	Receive	5.65% (OBFR01* + 200bps)	At Maturity	5/1/2026	34,526,851	-	36,434,146
Marex	AppLovin Corporation - Class A	Receive	6.15% (OBFR01* + 250bps)	At Maturity	5/25/2026	28,846,592	-	30,404,394
TOTAL EQUITY SWAP CONTRACTS								$91,684,121

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.